RESERVES - Terms and Conditions of Unlisted Options (Details)	12 Months Ended
Jun. 30, 2026 shares $ / shares
Unlisted Options
Terms and conditions of unlisted options [Abstract]
Share based payment arrangement subscription rights (in shares)	1
Unlisted Options, Expiring April 1, 2027
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	235,000
Exercise price (in dollars per share) | $ / shares	$ 10.00
Unlisted Options, Expiring June 30, 2027
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	1,305,000
Exercise price (in dollars per share) | $ / shares	$ 8.00
Director Options, Expiring December 5, 2026
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	106,093
Exercise price (in dollars per share) | $ / shares	$ 0.87
Employee Options, Expiring April 10, 2029
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	1,374,746
Exercise price (in dollars per share) | $ / shares	$ 5.00
Employee Options, Expiring April 2, 2030
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	511,972
Exercise price (in dollars per share) | $ / shares	$ 11.00
Director And Employee Options, Expiring April 2, 2031, At $18.00
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	1,566,690
Exercise price (in dollars per share) | $ / shares	$ 18.00
Director And Employee Options, Expiring April 2, 2031, At $22.00
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	1,773,209
Exercise price (in dollars per share) | $ / shares	$ 22.00